Concentrations of Risk (Details Narrative) 10Q	6 Months Ended	12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017
Major Customers [Member]
Concentration risk percentage	100.00%	100.00%
Major Vendors [Member]
Concentration risk percentage	100.00%	100.00%